Depreciation and Amortization - Summary of Depreciation and Amortization Expenses (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Depreciation And Amortization [line items]
Amortization of intangible assets with a finite useful life	€ 1,599	€ 1,793	€ 1,743
Depreciation of tangible assets owned	2,441	2,500	2,390
Depreciation of tangible assets held under finance leases	215	180	158
Total	4,255	4,473	4,291
Industrial patents and intellectual property rights [member]
Disclosure Of Depreciation And Amortization [line items]
Amortization of intangible assets with a finite useful life	1,171	1,263	1,243
Concessions, licenses, trademarks and similar rights [Member]
Disclosure Of Depreciation And Amortization [line items]
Amortization of intangible assets with a finite useful life	422	396	393
Other intangible assets [member]
Disclosure Of Depreciation And Amortization [line items]
Amortization of intangible assets with a finite useful life	6	134	107
Buildings (civil and industrial) [member]
Disclosure Of Depreciation And Amortization [line items]
Depreciation of tangible assets owned	36	39	48
Depreciation of tangible assets held under finance leases	159	130	125
Plant and Equipment [member]
Disclosure Of Depreciation And Amortization [line items]
Depreciation of tangible assets owned	2,229	2,286	2,170
Depreciation of tangible assets held under finance leases	18	21	17
Manufacturing and distribution equipment [member]
Disclosure Of Depreciation And Amortization [line items]
Depreciation of tangible assets owned	14	16	15
Other [member]
Disclosure Of Depreciation And Amortization [line items]
Depreciation of tangible assets owned	162	159	157
Depreciation of tangible assets held under finance leases	€ 38	€ 29	€ 16